UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of America®

Investment portfolio

November 30, 2017

unaudited

Bonds, notes & other debt instruments 96.19% U.S. Treasury bonds & notes 42.98% U.S. Treasury 37.50%	Principal?amount (000)	Value (000)
U.S. Treasury 0.75% 2018	$5,860	$5,825
U.S. Treasury 0.875% 20191	50,000	49,214
U.S. Treasury 1.00% 2019	25,000	24,768
U.S. Treasury 1.00% 2019	7,400	7,294
U.S. Treasury 1.25% 2019	48,730	48,396
U.S. Treasury 1.25% 2019	29,805	29,539
U.S. Treasury 1.375% 2019	300,000	297,834
U.S. Treasury 1.375% 2019	70,160	69,718
U.S. Treasury 1.375% 2020	170,000	167,589
U.S. Treasury 1.50% 2020	194,541	192,808
U.S. Treasury 1.50% 2020	29,470	29,181
U.S. Treasury 1.50% 2020	9,751	9,671
U.S. Treasury 1.625% 2020	13,000	12,901
U.S. Treasury 1.75% 2020	415,300	413,597
U.S. Treasury 1.375% 2021	10,780	10,591
U.S. Treasury 1.75% 2021	25,000	24,700
U.S. Treasury 1.625% 2022	120,308	117,577
U.S. Treasury 1.75% 2022	65,100	64,143
U.S. Treasury 1.875% 2022	378,075	373,833
U.S. Treasury 1.875% 2022	94,480	93,350
U.S. Treasury 1.875% 2022	52,000	51,488
U.S. Treasury 1.875% 2022	39,900	39,529
U.S. Treasury 2.00% 2022	3,000	2,982
U.S. Treasury 2.00% 2024	35,000	34,374
U.S. Treasury 2.125% 2024	45,000	44,522
U.S. Treasury 2.125% 2024	22,000	21,738
U.S. Treasury 2.375% 2027	5,000	4,980
		2,242,142
U.S. Treasury inflation-protected securities 5.48%
U.S. Treasury Inflation-Protected Security 0.125% 20202	52,689	52,464
U.S. Treasury Inflation-Protected Security 0.125% 20242	25,982	25,548
U.S. Treasury Inflation-Protected Security 0.25% 20252	20,838	20,518
U.S. Treasury Inflation-Protected Security 0.375% 20252	62,677	62,313
U.S. Treasury Inflation-Protected Security 0.625% 20261,2	31,157	31,391
U.S. Treasury Inflation-Protected Security 0.375% 20272	123,177	121,219
U.S. Treasury Inflation-Protected Security 0.875% 20472	14,312	14,308
		327,761
Total U.S. Treasury bonds & notes		2,569,903
Corporate bonds & notes 19.02% Financials 7.14%
ACE INA Holdings Inc. 2.30% 2020	7,405	7,417
ACE INA Holdings Inc. 2.875% 2022	1,275	1,290
ACE INA Holdings Inc. 3.35% 2026	1,275	1,301

Short-Term Bond Fund of America — Page 1 of 15

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
AIG Global Funding 1.65% 20173	$10,000	$10,000
Bank of New York Mellon Corp. (3-month USD-LIBOR + 0.56%) 1.937% 20184	20,000	20,063
Bank of Nova Scotia 1.65% 2019	6,750	6,707
Berkshire Hathaway Finance Corp. 1.15% 2018	3,545	3,531
Berkshire Hathaway Finance Corp. 1.45% 2018	10,000	9,997
Berkshire Hathaway Finance Corp. 1.30% 2019	11,685	11,556
Berkshire Hathaway Finance Corp. 1.70% 2019	10,000	9,980
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.354% 20193,4,5,6,7	935	935
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.354% 20193,4,5,6,7	116	116
Citigroup Inc. 1.70% 2018	7,000	6,996
Commonwealth Bank of Australia 2.25% 20203	7,500	7,491
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 2.017% 20223,4	5,000	5,030
Goldman Sachs Group, Inc. 1.95% 2019	10,300	10,250
Goldman Sachs Group, Inc. 2.30% 2019	5,000	4,995
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 2.727% 20214	10,395	10,663
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 2.481% 20224	1,855	1,881
HSBC Holdings PLC 2.65% 2022	15,000	14,944
MetLife Global Funding I 2.30% 20193	6,745	6,759
Metropolitan Life Global Funding I, 1.75% 20183	14,560	14,539
Morgan Stanley 2.45% 2019	9,250	9,282
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.543% 20224	15,000	15,230
National Australia Bank Ltd. 1.375% 2019	4,200	4,152
New York Life Global Funding 1.95% 20203	20,000	19,815
New York Life Global Funding 1.95% 20203	3,645	3,621
New York Life Global Funding 2.00% 20203	20,000	19,917
New York Life Global Funding 1.70% 20213	5,000	4,861
Nordea Bank AB 1.875% 20183	11,425	11,423
Rabobank Nederland 2.50% 2021	6,535	6,574
Rabobank Nederland 2.75% 2022	4,100	4,146
Royal Bank of Canada 2.125% 2020	10,315	10,308
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 2.107% 20224	10,295	10,409
Svenska Handelsbanken AB 1.50% 2019	7,080	7,003
Swedbank AB 2.80% 20223	10,000	10,094
Toronto-Dominion Bank 1.45% 2018	24,155	24,079
Toronto-Dominion Bank 1.625% 2018	23,300	23,301
Toronto-Dominion Bank 1.75% 2018	7,000	6,999
US Bancorp. (3-month USD-LIBOR + 0.40%) 1.767% 20194	20,000	20,078
US Bancorp. 2.05% 2020	11,850	11,805
Wells Fargo & Co. 1.65% 2018	9,250	9,250
Wells Fargo & Co. 1.80% 2018	7,415	7,407
Wells Fargo & Co. 1.75% 2019	15,000	14,933
Wells Fargo & Co. 2.15% 2019	5,930	5,927
		427,055
Energy 3.05%
Chevron Corp. (3-month USD-LIBOR + 0.50%) 1.919% 20184	26,600	26,655
Chevron Corp. 1.561% 2019	15,000	14,917
Chevron Corp. 1.686% 2019	30,315	30,250
Chevron Corp. 1.991% 2020	8,845	8,829
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 1.47% 20194	31,820	31,876
Exxon Mobil Corp. 1.708% 2019	10,000	9,986
Royal Dutch Shell PLC 1.375% 2019	11,345	11,227
Royal Dutch Shell PLC 1.75% 2021	6,160	6,026
Schlumberger BV 1.90% 20173	15,000	15,002

Short-Term Bond Fund of America — Page 2 of 15

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Schlumberger BV 3.00% 20203	$3,645	$3,697
Shell International Finance BV 2.125% 2020	5,000	4,997
Statoil ASA 2.25% 2019	18,660	18,738
		182,200
Health care 3.04%
AbbVie Inc. 1.80% 2018	5,000	5,000
AbbVie Inc. 2.30% 2021	9,955	9,865
Aetna Inc. (3-month USD-LIBOR + 0.65%) 1.967% 20174	4,170	4,170
AstraZeneca PLC 1.75% 2018	10,000	9,981
Bristol-Myers Squibb Co. 1.60% 2019	5,000	4,981
Eli Lilly and Co. 1.25% 2018	7,400	7,394
EMD Finance LLC 1.70% 20183	7,000	6,999
Gilead Sciences, Inc. (3-month USD-LIBOR + 0.22%) 1.546% 20194	14,750	14,779
Gilead Sciences, Inc. 1.85% 2019	3,810	3,793
Johnson & Johnson 1.125% 2019	20,745	20,577
Johnson & Johnson 1.95% 2020	6,420	6,403
Johnson & Johnson 2.25% 2022	11,790	11,796
Merck & Co., Inc. (3-month USD-LIBOR + 0.36%) 1.796% 20184	26,200	26,238
Novartis Capital Corp. 1.80% 2020	15,000	14,921
Pfizer Inc. 1.20% 2018	15,000	14,971
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 1.62% 20184	10,000	10,016
UnitedHealth Group Inc. 1.70% 2019	10,000	9,975
		181,859
Consumer staples 2.00%
Anheuser-Busch InBev NV 2.65% 2021	11,675	11,771
Coca-Cola Co. 1.375% 2019	35,000	34,788
Philip Morris International Inc. 1.375% 2019	6,000	5,958
Philip Morris International Inc. 1.625% 2019	18,000	17,915
Philip Morris International Inc. 2.00% 2020	9,570	9,515
Philip Morris International Inc. 2.50% 2022	1,250	1,237
Procter & Gamble Co. 1.70% 2021	8,820	8,651
Wal-Mart Stores, Inc. 1.75% 2019	14,830	14,790
Wal-Mart Stores, Inc. 1.90% 2020	14,830	14,729
		119,354
Information technology 1.87%
Apple Inc. 1.80% 2019	14,815	14,781
Apple Inc. 2.00% 2020	10,370	10,318
Apple Inc. 1.90% 2020	10,300	10,266
Cisco Systems, Inc. 1.40% 2019	21,530	21,317
International Business Machines Corp. 1.125% 2018	10,000	9,992
Microsoft Corp. 1.30% 2018	15,000	14,936
Microsoft Corp. 1.10% 2019	11,355	11,209
Microsoft Corp. 1.85% 2020	10,330	10,292
Microsoft Corp. 2.875% 2024	3,435	3,475
Oracle Corp. 2.50% 2022	5,000	5,010
		111,596
Consumer discretionary 1.21%
Amazon.com, Inc. 2.60% 2019	5,000	5,061
Amazon.com, Inc. 1.90% 20203	11,800	11,730
Amazon.com, Inc. 2.40% 20233	7,375	7,294

Short-Term Bond Fund of America — Page 3 of 15

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Starbucks Corp. 2.20% 2020	$460	$460
Starbucks Corp. 2.10% 2021	7,640	7,599
Starbucks Corp. 2.70% 2022	2,140	2,161
Toyota Motor Credit Corp. 1.45% 2018	20,000	19,997
Toyota Motor Credit Corp. 1.70% 2019	12,000	11,961
Walt Disney Co. 1.65% 2019	6,355	6,328
		72,591
Industrials 0.21%
Boeing Company 1.65% 2020	5,635	5,564
Siemens AG 1.45% 20183	7,000	6,988
		12,552
Telecommunication services 0.19%
Verizon Communications Inc. 2.946% 2022	11,205	11,280
Real estate 0.16%
Public Storage 2.37% 2022	2,770	2,738
Scentre Group 2.375% 20193	1,380	1,379
WEA Finance LLC 3.25% 20203	5,185	5,256
		9,373
Utilities 0.15%
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,478
Public Service Electric and Gas Co., 1.90% 2021	4,735	4,694
		9,172
Total corporate bonds & notes		1,137,032
Asset-backed obligations 14.68%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 20193,7	5,415	5,405
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 20193,7	1,667	1,668
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20203,7	4,525	4,554
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20213,7	10,480	10,503
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 20197	365	365
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 20207	480	480
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 20207	3,022	3,018
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 20207	3,796	3,793
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20227	7,020	7,085
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.373% 20253,4,7	8,105	8,120
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20213,7	3,545	3,550
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.369% 20253,4,7	15,100	15,171
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.293% 20263,4,7	755	757
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 20227	25,090	24,982
Cabela’s Master Credit Card Trust, Series 2015-2, Class A1, 2.25% 20237	3,540	3,537
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 20207	11,185	11,181
California Republic Auto Receivables Trust, Series 2014-4, Class A4, 1.84% 20207	387	387
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 20217	9,000	8,998
CarMaxAuto Owner Trust, Series 2014-3, Class A3, 1.16% 20197	201	201
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20197	663	662
CarMaxAuto Owner Trust, Series 2015-1, Class A3, 1.38% 20197	709	708
CarMaxAuto Owner Trust, Series 2015-2, Class A3, 1.37% 20207	7,111	7,101

Short-Term Bond Fund of America — Page 4 of 15

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 20207	$18,560	$18,553
Chase Issuance Trust, Series 2015-A5, Class A, 1.36% 20207	1,600	1,599
Chase Issuance Trust, Series 2015-A1, Class A, (1-month USD-LIBOR + 0.32%) 1.570% 20204,7	10,000	10,010
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 20217	19,691	19,464
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 20203,7	673	675
CIFC Funding Ltd., Series 2013-4A, Class A1R, (3-month USD-LIBOR + 1.12%) 2.582% 20243,4,7	20,000	20,018
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.668% 20243,4,7	1,298	1,298
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.313% 20263,4,7	10,750	10,762
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73% 20207	400	400
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 20217	24,850	24,809
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20283,7	105	104
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20233,7	2,803	2,804
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 20193,7	44	44
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20193,7	1,777	1,781
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 20193,7	2,043	2,045
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 20203,7	6,452	6,445
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 20203,7	14,308	14,297
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 20203,7	1,000	1,007
CPS Auto Receivables Trust, Series 2017-B, Class B, 2.33% 20213,7	8,000	7,985
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 20213,7	1,000	1,005
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.600% 20204,7	18,420	18,433
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20363,7	537	537
Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.59% 20183,7	2,495	2,498
Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.63% 20197	5,034	5,034
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 20197	5,158	5,157
Drive Auto Receivables Trust, Series 2017-BA, Class A3, 1.74% 20193,7	6,000	6,000
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 20203,7	10,355	10,357
Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.82% 20207	5,125	5,124
Drive Auto Receivables Trust, Series 2016-BA, Class B, 2.56% 20203,7	2,223	2,226
Drive Auto Receivables Trust, Series 2016-AA, Class B, 3.17% 20203,7	83	83
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 20213,7	2,045	2,053
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20213,7	1,516	1,523
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20213,7	5,319	5,350
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20213,7	5,000	5,047
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20223,7	5,780	5,835
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 20203,7	5,523	5,519
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 20203,7	4,415	4,414
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 20203,7	11,892	11,880
Drivetime Auto Owner Trust, Series 2017-4A, Class A, 1.85% 20203,7	34,000	34,001
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 20213,7	4,100	4,095
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 20213,7	6,835	6,874
Drivetime Auto Owner Trust, Series 2014-1A, Class D, 3.98% 20213,7	1,329	1,330
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20223,7	2,500	2,496
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20223,7	5,000	5,017
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 20223,7	2,940	2,963
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.339% 20253,4,7	6,962	6,963
Enterprise Fleet Financing LLC, Series 2017-1, Class A1, 1.05% 20183,7	451	451
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 20203,7	725	725
Enterprise Fleet Financing LLC, Series 2014-2, Class A3, 1.64% 20203,7	638	638
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 20223,7	2,840	2,836
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20223,7	7,445	7,457
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.35% 20203,7	1,453	1,455
Exeter Automobile Receivables Trust, Series 2015-1A, Class B, 2.84% 20203,7	175	176
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 20213,7	4,831	4,819

Short-Term Bond Fund of America — Page 5 of 15

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20213,7	$1,217	$1,217
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 20197	129	129
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.538% 20233,4,7	6,786	6,799
First Investors Auto Owner Trust, Series 2014-2A, Class B, 2.20% 20203,7	500	501
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 20213,7	2,600	2,596
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 20213,7	5,726	5,724
First Investors Auto Owner Trust, Series 2017-3, Class A1, 2.00% 20223,7	21,200	21,199
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 20253,7	12,010	12,047
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 20263,7	12,600	12,603
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20273,7	8,375	8,278
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20273,7	17,160	17,275
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 20293,7	1,235	1,225
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 20207	8,200	8,198
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20217	7,420	7,361
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 20283,7	647	639
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 20293,7	1,358	1,344
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20373,7	4,744	4,799
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20193,7	40,895	40,860
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20213,7	11,907	11,940
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.467% 20253,4,7	8,000	8,039
Navient Student Loan Trust, Series 2015-2, Class A2, (1-month USD-LIBOR + 0.42%) 1.748% 20294,7	3,360	3,368
North End CLO Ltd., CLO, Series 2013-1A, Class A (3-month USD-LIBOR + 1.15%) 2.503% 20253,4,7	959	959
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 20253,7	1,592	1,594
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.386% 20253,4,7	4,269	4,278
Prestige Auto Receivables Trust, Series 2016-1A, Class A2, 1.78% 20193,7	1,273	1,273
Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.53% 20213,7	1,036	1,035
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 20213,7	3,750	3,752
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 20213,7	6,120	6,128
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2, 1.34% 20197	258	258
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 20207	3,115	3,114
Santander Drive Auto Receivables Trust, Series 2016-2, Class A3, 1.56% 20207	3,688	3,687
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 20207	1,850	1,848
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20207	302	302
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 20207	802	805
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 20217	2,170	2,166
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 20217	20,458	20,528
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20217	7,645	7,693
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20217	6,305	6,343
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20217	2,000	2,017
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20227	2,170	2,168
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20227	500	506
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 2.117% 20234,7	1,242	1,243
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.267% 20234,7	1,500	1,509
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 2.467% 20234,7	1,500	1,522
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.867% 20234,7	1,744	1,787
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.728% 20254,7	1,645	1,629
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 2.378% 20353,4,7	3,104	3,141
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20363,7	6,588	6,601
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD-LIBOR + 0.99%) 2.349% 20253,4,7	10,495	10,502

Short-Term Bond Fund of America — Page 6 of 15

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.389% 20253,4,7	$19,350	$19,364
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 20383,7	7,875	7,779
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20383,7	6,666	6,670
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20393,7	602	596
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 20393,7	2,946	2,927
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20393,7	5,275	5,270
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20423,7	7,095	7,321
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20213,7	14,210	14,154
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20213,7	24,335	24,317
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 20223,7	12,913	12,892
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.309% 20263,4,7	9,995	10,019
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20203,7	9,860	9,860
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20203,7	11,070	11,054
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 20203,7	198	198
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 20213,7	11,250	11,311
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20253,7	3,080	3,073
World Financial Network Credit Card Master Note Trust, Series 2013-A, Class A, 1.61% 20217	1,980	1,980
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 20227	2,000	1,995
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, (1-month USD-LIBOR + 0.48%) 1.730% 20224,7	4,000	4,004
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 20237	1,000	1,015
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20207	620	619
		877,644
Bonds & notes of governments & government agencies outside the U.S. 10.12%
Bank Nederlandse Gemeenten NV 1.00% 20183	9,000	8,944
Bank Nederlandse Gemeenten NV 1.75% 20203	8,400	8,302
Bank of England 1.25% 20183	6,500	6,496
Belgium (Kingdom of) 1.125% 20193	14,600	14,409
Council of Europe Development Bank 1.00% 2019	15,000	14,852
European Bank for Reconstruction & Development 1.75% 2019	4,000	3,980
European Bank for Reconstruction & Development 1.125% 2020	15,000	14,638
European Investment Bank 1.25% 2019	3,570	3,519
European Investment Bank 1.625% 2020	20,000	19,765
European Investment Bank 1.75% 2020	10,000	9,936
European Investment Bank 1.375% 2021	13,333	12,913
European Investment Bank 1.625% 2021	12,000	11,766
European Investment Bank 2.00% 2021	10,000	9,951
European Investment Bank 2.00% 2022	9,000	8,853
European Investment Bank 2.25% 2022	11,265	11,244
European Investment Bank 2.25% 2022	6,000	5,982
European Stability Mechanism 2.125% 20223	61,240	60,742
Finland (Republic of) 1.00% 20183	5,000	4,988
Inter-American Development Bank 1.00% 2019	15,000	14,821
Inter-American Development Bank 1.625% 2020	13,200	13,096
Inter-American Development Bank 1.875% 2021	10,000	9,925
Inter-American Development Bank 1.75% 2022	15,000	14,669
Inter-American Development Bank 2.125% 2022	10,000	9,978
International Bank for Reconstruction and Development 1.00% 2018	5,000	4,984
International Bank for Reconstruction and Development 0.875% 2019	20,000	19,667
International Bank for Reconstruction and Development 1.125% 2019	9,000	8,862
International Bank for Reconstruction and Development 1.875% 2020	20,000	19,951
International Bank for Reconstruction and Development 1.375% 2021	12,000	11,695
International Bank for Reconstruction and Development 1.375% 2021	10,000	9,715
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,889

Short-Term Bond Fund of America — Page 7 of 15

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
KfW 0.875% 2017	$3,000	$2,999
KfW 1.00% 2018	14,000	13,921
KfW 1.00% 2018	8,000	7,993
KfW 1.125% 2018	9,000	8,942
KfW 1.125% 2018	6,000	5,976
KfW 1.00% 2019	12,000	11,822
KfW 1.25% 2019	15,000	14,811
KfW 1.50% 2019	10,000	9,975
KfW 1.50% 2020	8,000	7,929
KfW 1.50% 2021	9,000	8,786
Kommunalbanken 1.50% 20193	13,000	12,889
Oesterreichische Kontrollbank AG 1.125% 2019	10,500	10,382
Oesterreichische Kontrollbank AG 1.75% 2020	10,460	10,405
Oesterreichische Kontrollbank Aktiengesellschaft 1.625% 2019	1,000	996
Oesterreichische Kontrollbank Aktiengesellschaft 1.50% 2020	10,500	10,315
Oesterreichische Kontrollbank Aktiengesellschaft 2.375% 2021	2,000	2,008
Ontario (Province of) 1.625% 2019	15,000	14,949
Sweden (Kingdom of) 1.125% 20183	4,900	4,891
Sweden (Kingdom of) 1.125% 20193	65,000	64,082
Sweden (Kingdom of) 1.625% 20203	7,400	7,349
		604,952
Mortgage-backed obligations 7.18% Federal agency mortgage-backed obligations 4.07%
Fannie Mae 4.00% 20197	755	778
Fannie Mae 4.00% 20197	378	390
Fannie Mae 4.00% 20197	360	371
Fannie Mae 5.00% 20237	319	344
Fannie Mae 5.00% 20237	255	275
Fannie Mae 3.50% 20257	960	992
Fannie Mae 4.50% 20257	1,987	2,091
Fannie Mae 3.50% 20267	1,968	2,034
Fannie Mae 3.50% 20357	10,346	10,750
Fannie Mae 3.50% 20357	1,728	1,794
Fannie Mae 6.00% 20387	3,260	3,687
Fannie Mae 6.00% 20387	1,350	1,527
Fannie Mae 6.00% 20387	102	115
Fannie Mae 5.00% 20417	3,214	3,483
Fannie Mae 3.50% 20477	18,801	19,291
Fannie Mae 4.00% 20487,8	13,230	13,805
Fannie Mae 4.50% 20487,8	25,400	26,989
Fannie Mae Pool #555538 3.032% 20334,7	990	1,049
Fannie Mae Pool #888521 3.006% 20344,7	1,564	1,650
Fannie Mae Pool #848751 3.128% 20364,7	438	464
Fannie Mae Pool #AC1676 3.585% 20394,7	363	381
Fannie Mae Pool #AC2106 3.59% 20394,7	352	371
Fannie Mae Pool #AC6266 3.609% 20394,7	561	591
Fannie Mae, Series 2015-M14, Multi Family 1.646% 20197	3,784	3,775
Freddie Mac 5.50% 20247	2,423	2,501
Freddie Mac 5.50% 20347	458	514
Freddie Mac 3.50% 20357	1,091	1,132
Freddie Mac 5.50% 20367	322	358
Freddie Mac 3.50% 20477	8,705	8,932
Freddie Mac Pool #781228 3.011% 20344,7	1,168	1,238
Freddie Mac Pool #782818 3.328% 20344,7	946	1,001

Short-Term Bond Fund of America — Page 8 of 15

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac Pool #1H2524 3.136% 20354,7	$2,420	$2,559
Freddie Mac Pool #848365 3.201% 20364,7	1,192	1,263
Freddie Mac Pool #1L1292 3.403% 20364,7	1,671	1,773
Freddie Mac Pool #1L1476 3.425% 20364,7	989	1,048
Freddie Mac Pool #1B4386 3.599% 20394,7	302	317
Freddie Mac Pool #1B8916 3.62% 20414,7	1,577	1,651
Freddie Mac Pool #760014 2.967% 20454,7	4,018	4,038
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20567	18,131	18,062
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20567	12,197	12,180
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20567	16,709	16,757
Government National Mortgage Assn. 5.46% 20597	190	205
Government National Mortgage Assn. 4.685% 20617	520	530
Government National Mortgage Assn. 4.70% 20617	2,928	2,968
Government National Mortgage Assn. 4.70% 20617	448	454
Government National Mortgage Assn. 4.72% 20617	182	184
Government National Mortgage Assn. 4.795% 20617	171	174
Government National Mortgage Assn. 4.808% 20617	327	331
Government National Mortgage Assn. 4.809% 20617	197	201
Government National Mortgage Assn. 4.822% 20617	815	825
Government National Mortgage Assn. 5.081% 20617	649	667
Government National Mortgage Assn. 5.091% 20617	1,364	1,404
Government National Mortgage Assn. 4.626% 20637	1,042	1,067
Government National Mortgage Assn. 4.65% 20637	1,100	1,125
Government National Mortgage Assn. 4.672% 20637	1,035	1,054
Government National Mortgage Assn. 4.666% 20637	498	507
Government National Mortgage Assn. 4.986% 20637	388	399
Government National Mortgage Assn. 4.631% 20647	1,053	1,077
Government National Mortgage Assn. 4.633% 20647	1,028	1,053
Government National Mortgage Assn. 4.672% 20647	1,119	1,140
Government National Mortgage Assn. 4.704% 20647	2,214	2,277
Government National Mortgage Assn. 4.704% 20647	959	982
Government National Mortgage Assn. 4.717% 20647	996	1,020
Government National Mortgage Assn. 4.882% 20647	310	317
Government National Mortgage Assn. 6.48% 20647	385	394
Government National Mortgage Assn. 6.64% 20647	908	945
Government National Mortgage Assn. 4.696% 20657	418	435
Government National Mortgage Assn. Pool #AG8149 1.989% 20644,7	472	478
Government National Mortgage Assn., Series 2012-H12, Class FT, (1 Year CMT Weekly Rate + 0.70%) 2.01% 20624,7	2,755	2,778
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.092% 20624,7	32,021	32,377
Government National Mortgage Assn., Series 2014-H08, Class FT, (1 Year CMT Weekly Rate + 0.60%) 1.91% 20644,7	13,595	13,707
		243,396
Collateralized mortgage-backed (privately originated) 3.11%
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.728% 20254,7	256	256
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 20573,4,7	45	45
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20583,4,7	580	582
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.096% 20193,4,7	33,505	33,515
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20263,5,7	1,739	1,739
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20263,4,5,7	2,110	2,112
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20273,5,7	6,911	6,904
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.0383% 20273,5,7	9,462	9,462

Short-Term Bond Fund of America — Page 9 of 15

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal?amount (000)	Value (000)
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 20273,5,7	$2,855	$2,855
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 20273,5,7	2,105	2,105
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 20433,4,7	3,362	3,371
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 2.229% 20493,4,7	11,352	11,355
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 2.161% 20503,4,5,7	31,350	31,350
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 20563,4,7	15,090	15,011
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20563,4,7	8,970	8,923
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20563,4,7	20,708	20,803
Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.929% 20573,4,7	35,628	35,797
		186,185
Total mortgage-backed obligations		429,581
Municipals 1.46% California 0.39%
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 2.00% 2018	150	151
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 3.00% 2019	225	231
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 3.00% 2020	360	373
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 4.00% 2021	405	440
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	7,200	7,207
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic-Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	14,755	14,893
		23,295
Illinois 0.39%
Fin. Auth., Taxable Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2013-A, 4.545% 2018	22,920	23,293
Florida 0.35%
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	835	866
State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.163% 2019	20,000	20,011
		20,877
New Jersey 0.27%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,845
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2017	3,200	3,200
		16,045
Indiana 0.03%
Trustees of Indiana University, Indiana University Student Fee Rev. Ref. Bonds, Series V-1, 5.00% 2018	2,000	2,049
Ohio 0.02%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	565	582
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	690	711
		1,293
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	665	687
		87,539

Short-Term Bond Fund of America — Page 10 of 15

unaudited

Bonds, notes & other debt instruments Federal agency bonds & notes 0.75%	Principal?amount (000)	Value (000)
Fannie Mae 1.00% 2019	$10,000	$9,912
Fannie Mae 1.75% 2019	4,000	3,996
Fannie Mae 1.75% 2019	3,000	2,997
Fannie Mae 1.625% 2020	5,000	4,977
Fannie Mae 2.00% 2022	14,415	14,347
United States Agency for International Development, Ukraine, 1.471% 2021	8,820	8,616
		44,845
Total bonds, notes & other debt instruments (cost: $5,776,322,000)		5,751,496
Short-term securities 4.63%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.22% due 12/12/2017	50,000	49,979
General Electric Co. 1.10% due 12/1/2017	12,500	12,500
Gotham Funding Corp. 1.33% due 1/3/20183	25,000	24,968
Liberty Street Funding Corp. 1.35%–1.40% due 1/5/2018–1/30/20183	100,000	99,810
Province of Alberta 1.18% due 12/13/20173	25,000	24,990
Siemens Capital Co. LLC 1.21% due 12/27/20173	25,000	24,978
Swedbank AB 1.15% due 12/5/2017	40,000	39,994
Total short-term securities (cost: $277,232,000)		277,219
Total investment securities 100.82% (cost: $6,053,554,000)		6,028,715
Other assets less liabilities (0.82)%		(49,236)
Net assets 100.00%		$5,979,479

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount9 (000)	Value at 11/30/201710 (000)	Unrealized (depreciation) appreciation at 11/30/2017 (000)
10 Year U.S. Treasury Note Futures	Long	2,206	March 2018	$220,600	$273,647	$(1,280)
20 Year U.S. Treasury Bond Futures	Short	77	March 2018	(7,700)	(11,682)	36
30 Year Ultra U.S. Treasury Bond Futures	Short	599	March 2018	(59,900)	(98,760)	1,070
10 Year Ultra U.S. Treasury Note Futures	Short	834	March 2018	(83,400)	(111,065)	740
2 Year U.S. Treasury Note Futures	Long	4,649	April 2018	929,800	996,775	(640)
5 Year U.S. Treasury Note Futures	Long	944	April 2018	94,400	109,828	(490)
90 Day Euro Dollar Futures	Short	2,690	September 2018	(672,500)	(659,117)	1,079
90 Day Euro Dollar Futures	Short	1,175	December 2018	(293,750)	(287,655)	225
						$740

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2017 (000)
1.345%	U.S. EFFR	1/31/2018	$3,049,000	$(125)	$—	$(125)
1.3475%	U.S. EFFR	1/31/2018	4,945,000	(187)	—	(187)
3-month USD-LIBOR	1.209%	3/18/2019	100,000	818	—	818

Short-Term Bond Fund of America — Page 11 of 15

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2017 (000)
3-month USD-LIBOR	1.504%	6/8/2019	$174,500	$1,019	$—	$1,019
3-month USD-LIBOR	1.5055%	6/8/2019	174,500	1,016	—	1,016
1.337%	U.S. EFFR	6/8/2019	26,000	(139)	—	(139)
3-month USD-LIBOR	1.5395%	6/12/2019	174,500	933	—	933
1.367%	U.S. EFFR	6/12/2019	13,000	(64)	—	(64)
3-month USD-LIBOR	1.555%	6/21/2019	174,500	922	—	922
1.362%	U.S. EFFR	6/21/2019	174,500	(897)	—	(897)
3-month USD-LIBOR	1.5445%	6/28/2019	13,000	72	—	72
1.351%	U.S. EFFR	6/28/2019	174,500	(946)	—	(946)
2.00965%	3-month USD-LIBOR	10/6/2022	54,000	(456)	—	(456)
2.08613%	3-month USD-LIBOR	11/17/2022	110,000	(577)	—	(577)
2.08934%	3-month USD-LIBOR	11/17/2022	117,000	(597)	—	(597)
2.2025%	3-month USD-LIBOR	12/4/2022	57,000	—	—	—
2.296%	3-month USD-LIBOR	3/21/2024	38,000	71	—	71
3-month USD-LIBOR	2.12813%	10/3/2024	139,000	1,428	—	1,428
2.589%	3-month USD-LIBOR	2/10/2025	212,000	1,321	—	1,321
3-month USD-LIBOR	2.2365%	9/2/2025	50	—	—	—
2.344%	3-month USD-LIBOR	9/25/2025	347,000	(2,346)	—	(2,346)
3-month USD-LIBOR	1.743%	2/8/2026	75,000	3,397	—	3,397
3-month USD-LIBOR	1.623%	5/19/2026	30,000	1,701	—	1,701
3-month USD-LIBOR	1.3805%	7/5/2026	37,000	2,852	—	2,852
3-month USD-LIBOR	2.214%	4/19/2027	82,500	1,220	—	1,220
3-month USD-LIBOR	2.2197%	4/19/2027	82,500	1,180	—	1,180
3-month USD-LIBOR	2.298%	5/3/2027	25,200	195	—	195
U.S. EFFR	2.045%	11/2/2027	13,000	67	—	67
3-month USD-LIBOR	2.31934%	11/17/2027	61,500	490	—	490
3-month USD-LIBOR	2.31613%	11/17/2027	57,500	475	—	475
3-month USD-LIBOR	2.7595%	2/10/2030	113,000	(1,608)	—	(1,608)
3-month USD-LIBOR	2.507%	9/25/2030	185,000	1,865	—	1,865
3-month USD-LIBOR	2.56315%	10/6/2047	18,500	174	—	174
					$—	$13,274

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	A portion of this security was pledged as collateral. The total value of pledged collateral was $26,720,000, which represented .45% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,335,482,000, which represented 22.33% of the net assets of the fund.
4	Coupon rate may change periodically.
5	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $57,578,000, which represented .96% of the net assets of the fund.
6	Value determined using significant unobservable inputs.
7	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8	Purchased on a TBA basis.
9	Notional amount is calculated based on the number of contracts and notional contract size.
10	Value is calculated based on the notional amount and current market price.

Short-Term Bond Fund of America — Page 12 of 15

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $2,250,356,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $15,151,467,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Short-Term Bond Fund of America — Page 13 of 15

unaudited

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$2,569,903	$—	$2,569,903
Corporate bonds & notes	—	1,135,981	1,051	1,137,032
Asset-backed obligations	—	877,644	—	877,644
Bonds & notes of governments & government agencies outside the U.S.	—	604,952	—	604,952
Mortgage-backed obligations	—	429,581	—	429,581
Municipals	—	87,539	—	87,539
Federal agency bonds & notes	—	44,845	—	44,845
Short-term securities	—	277,219	—	277,219
Total	$—	$6,027,664	$1,051	$6,028,715

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,150	$—	$—	$3,150
Unrealized appreciation on interest rate swaps	—	21,216	—	21,216
Liabilities:
Unrealized depreciation on futures contracts	(2,410)	—	—	(2,410)
Unrealized depreciation on interest rate swaps	—	(7,942)	—	(7,942)
Total	$740	$13,274	$—	$14,014

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Short-Term Bond Fund of America — Page 14 of 15

unaudited

Key to abbreviations and symbol
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CMT = Constant Maturity Treasury
Dev. = Development
Econ. = Economic
EFFR = Federal Funds Effective Rate
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-048-0118O-S60723	Short-Term Bond Fund of America — Page 15 of 15

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: January 26, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 26, 2018